UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSRS

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23091

Gallery Trust

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

 (Address of principal executive offices) (Zip code)

Michael Beattie

C/O SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-832-4386

Date of fiscal year end: October 31, 2018

Date of reporting period April 30, 2018

Item 1.    Reports to Stockholders.

The Registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

Gallery Trust	Mondrian International Equity Fund

TABLE OF CONTENTS
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Disclosure of Fund Expenses	25
Approval of Investment Advisory Agreement	27
Fund Information	31

The Fund files its complete schedule of investments of fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days of the period end. The Fund’s N-Q forms are available on the Commission’s website at http://www.sec. gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities will be available (i) without charge, upon request, by calling 1-888-832-4386; and (ii) on the Commission’s website at http://www.sec.gov.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus.

Gallery Trust                                                               Mondrian International Equity Fund
                                                                                        April 30, 2018 (Unaudited)

__________________________________________________________________

SCHEDULE OF INVESTMENTS

Sector Weightings†:

† Percentages based on total investments.

COMMON STOCK — 98.6%
	Number of	Value
	Shares	(U.S. $)
AUSTRALIA — 1.2%
QBE Insurance Group	828,748	$6,219,666
Total Australia		6,219,666

CHINA — 2.0%
China Mobile .	1,067,000	10,183,023
Total China		10,183,023

DENMARK — 1.3%
ISS	182,325	6,374,737
Total Denmark		6,374,737

FRANCE — 6.1%
Cie de Saint-Gobain	161,699	8,463,753
Sanofi .	197,657	15,634,446
Societe Generale .	123,391	6,751,360
Total France		30,849,559

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Equity Fund
	April 30, 2018 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
GERMANY — 10.2%
Allianz .	53,628	$12,694,500
Bayerische Motoren Werke .	44,534	4,960,837
Daimler	153,715	12,131,521
Deutsche Telekom .	541,842	9,460,888
Evonik Industries .	174,106	6,186,954
SAP	54,097	6,019,630
Total Germany		51,454,330

HONG KONG — 4.3%
CK Hutchison Holdings	1,113,500	13,168,694
Jardine Matheson Holdings .	65,215	3,961,054
WH Group .	4,407,500	4,595,873
Total Hong Kong		21,725,621

ITALY — 6.4%
Enel	2,543,486	16,124,288
Eni	817,485	15,981,403
Total Italy		32,105,691

JAPAN — 17.1%
Canon .	71,200	2,465,105
FUJIFILM Holdings .	189,100	7,623,951
Honda Motor .	439,600	15,143,127
Isuzu Motors	240,700	3,685,230
Kirin Holdings	240,700	6,761,008
Kyushu Railway	139,500	4,470,537
Mitsubishi Electric .	407,600	6,261,508
Otsuka Holdings .	52,200	2,734,778
Secom	38,200	2,867,817
Sekisui Chemical .	342,300	6,074,880
Sumitomo Electric Industries .	427,300	6,549,557
Takeda Pharmaceutical .	269,600	11,387,735
Tokio Marine Holdings	208,252	9,855,719
Total Japan		85,880,952

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Equity Fund
April 30, 2018 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
NETHERLANDS — 5.9%
Koninklijke Ahold Delhaize .	472,985	$11,396,664
Royal Dutch Shell PLC Class B^ .	508,252	18,175,436
Total Netherlands		29,572,100

SINGAPORE — 5.7%
Ascendas REIT	2,592,600	5,213,696
Singapore Telecommunications	2,711,702	7,185,866
United Overseas Bank	728,518	16,491,398
Total Singapore		28,890,960

SPAIN — 5.0%
Banco Santander	542,593	3,505,429
Iberdrola	1,673,246	12,907,819
Telefonica .	869,931	8,825,076
Total Spain		25,238,324

SWEDEN — 4.4%
Telefonaktiebolaget LM Ericsson Class B .	904,642	6,897,124
Telia .	3,066,919	15,104,228
Total Sweden		22,001,352

SWITZERLAND — 6.1%
ABB	482,010	11,269,474
Novartis .	125,105	9,646,727
Zurich Insurance Group .	30,030	9,593,800
Total Switzerland		30,510,001

TAIWAN — 1.6%
Taiwan Semiconductor Manufacturing	611,000	4,657,784
Taiwan Semiconductor Manufacturing ADR .	86,478	3,325,079
Total Taiwan		7,982,863

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Equity Fund
	April 30, 2018 (Unaudited)

COMMON STOCK — continued
	Number of	Value
	Shares	(U.S. $)
UNITED KINGDOM — 21.3%
BP PLC .	1,789,378	$13,227,317
G4S PLC .	2,711,449	9,655,466
GlaxoSmithKline PLC	617,388	12,405,704
John Wood Group PLC .	1,011,782	7,912,782
Kingfisher PLC	2,640,853	11,006,235
Lloyds Banking Group PLC .	14,840,698	13,185,236
National Grid PLC .	557,580	6,467,541
SSE PLC .	380,492	7,234,987
Tesco PLC .	5,048,667	16,380,216
WPP PLC .	583,044	10,000,078
Total United Kingdom		107,475,562
Total Common Stock
(Cost $446,035,896) .		496,464,741
PREFERRED STOCK — 0.2%
GERMANY — 0.2%
Bayerische Motoren Werke 4.66%	9,391	907,435
Total Preferred Stock
(Cost $680,930) .		907,435
Total Value of Securities — 98.8%
(Cost $446,716,826)		$497,372,176

Percentages are based on Net Assets of $503,407,981.

^ Security traded on the London Stock Exchange.

ADR — American Depositary Receipt
PLC — Public Limited Company
REIT — Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.

Gallery Trust                                                                                                                            Mondrian International Equity Fund
                                                                                                                                                     April 30, 2018 (Unaudited)

The following is a summary of the inputs used as of April 30, 2018 when valuing the Fund’s financial investments:

Investments in Securities	Level 1	Level 2‡	Level 3		Total
Common Stock
Australia	$—	$6,219,666		$—	$6,219,666
China	—	10,183,023		—	10,183,023
Denmark	—	6,374,737		—	6,374,737
France	—	30,849,559		—	30,849,559
Germany	—	51,454,330		—	51,454,330
Hong Kong	—	21,725,621		—	21,725,621
Italy	—	32,105,691		—	32,105,691
Japan	—	85,880,952		—	85,880,952
Netherlands	—	29,572,100		—	29,572,100
Singapore	—	28,890,960		—	28,890,960
Spain	—	25,238,324		—	25,238,324
Sweden	—	22,001,352		—	22,001,352
Switzerland	—	30,510,001		—	30,510,001
Taiwan	3,325,079	4,657,784		—	7,982,863
United Kingdom	—	107,475,562		—	107,475,562
Total Common Stock	3,325,079	493,139,662		—	496,464,741
Preferred Stock	—	907,435		—	907,435
Total Investments in
Securities	$3,325,079	$494,047,097		$—	$497,372,176

  Changes in the classifications between Levels 1 and 2 occurred throughout the period when foreign equity securities were fair valued using other observable market based inputs provided by MarkIt in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment was principally traded.
  As of April 30, 2018, securities with a total value of $441,685,332 were classified as Level 2 due to the application of the fair value provided by MarkIt. For the period ended April 30, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers were considered to have occurred as of the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Equity Fund
April 30, 2018 (Unaudited)

STATEMENT OF ASSETS AND LIABILITIES
Assets:
Investments (Cost $446,716,826)	$497,372,176
Foreign currency (Cost $231,381)	231,381
Cash	906,590
Reclaims receivable	2,607,148
Receivable for investment securities sold	2,362,672
Dividends receivable	2,004,427
Receivable for capital shares sold	173,819
Unrealized appreciation on spot foreign currency contracts	257
Prepaid expenses	35,307
Total assets	505,693,777
Liabilities:
Payable for investment securities purchased	1,943,605
Payable due to Investment Adviser	248,708
Payable due to Administrator	45,246
Chief Compliance Officer fees payable	1,998
Payable due to Trustees	515
Unrealized depreciation on spot foreign currency contracts	403
Payable for capital shares redeemed	82
Other accrued expenses	45,239
Total liabilities	2,285,796
Net assets	$503,407,981
Net assets consist of:
Paid-in capital	$446,458,877
Undistributed net investment income	3,915,996
Accumulated net realized gain on investments and foreign
currency transactions	2,393,695
Net unrealized appreciation on investments	50,655,350
Net unrealized depreciation on foreign currency transactions and translation of other assets and liabilities denominated
in foreign currency .	(15,937)
Net assets	$503,407,981
Net Asset Value, Offering and Redemption Price Per Share –
Shares of Beneficial Interest Outstanding
(unlimited authorization - no par value)
($503,407,981 ÷ 31,649,652 shares)	$15.91

The accompanying notes are an integral part of the financial statements.

Gallery Trust	Mondrian International Equity Fund
For the Six Months Ended
April 30, 2018 (Unaudited)

STATEMENT OF OPERATIONS
Investment income
Dividends	$8,727,525
Less: foreign taxes withheld .	(710,541)
Total investment income	8,016,984
Expenses
Investment advisory fees	1,867,340
Accounting and administration fees	287,760
Custodian fees	49,798
Dividend disbursing and transfer agent fees and expenses	28,418
Registration fees	22,521
Legal fees	17,776
Audit and tax	12,055
Other	11,995
Printing fees	10,535
Trustees’ fees and expenses	8,724
Chief Compliance Officer fees	2,914
Total expenses	2,319,836
Less:
Investment advisory fees waived	(212,379)
Net expenses	2,107,457
Net investment income	5,909,527
Net realized gain on:
Investments	20,462,125
Foreign currency transactions	122,997
Net realized gain	20,585,122
Net change in unrealized appreciation/(depreciation) on:
Investments	(9,583,316)
Foreign currency transactions and translation of other assets and
liabilities denominated in foreign currency	(6,285)
Net change in unrealized appreciation/(depreciation)	(9,589,601)
Net realized and unrealized gain	10,995,521
Net increase in net assets resulting from operations	$16,905,048

The accompanying notes are an integral part of the financial statements.

Gallery Trust                                                                                                      Mondrian International Equity Fund

STATEMENTS OF CHANGES IN NET ASSETS
	Six-month
	period ended
	April 30, 2018	Year ended
	(Unaudited)	October 31, 2017
Operations:
Net investment income	$5,909,527	$15,859,800
Net realized gain on investments and foreign
currency transactions	20,585,122	19,519,899
Net change in unrealized appreciation/
(depreciation) on investments, foreign currency
transactions and translation of other assets and
liabilities denominated in foreign currency	(9,589,601)	74,015,792
Net increase in net assets resulting from operations.	16,905,048	109,395,491
Dividends and distributions from:
Net investment income	(17,091,535)	(11,061,260)
Total dividends and distributions	(17,091,535)	(11,061,260)
Capital share transactions (1) :
Issued	28,251,744	172,146,981
Reinvestment of dividends	12,352,316	7,229,070
Redemption fees - Note 2	—	5,891
Redeemed	(117,807,276)	(117,195,080)
Net increase/(decrease) in net assets from capital
share transactions	(77,203,216)	62,186,862
Total increase/(decrease) in net assets	(77,389,703)	160,521,093
Net assets:
Beginning of period	580,797,684	420,276,591
End of period	$503,407,981	$580,797,684
Undistributed net investment income.	$3,915,996	$15,098,004

(1) See Note 9 – Share transactions in Notes to the Financial Statements.

The accompanying notes are an integral part of the financial statements.

Gallery Trust                                                                                                                                                                                                                                                           Mondrian International Equity Fund

FINANCIAL HIGHLIGHTS
Selected per share data & ratios
for a share outstanding throughout the period
	Six-month
	period
	ended				Year Ended
	4/30/18
	(Unaudited)		10/31/17		10/31/16(2)	10/31/15(2)		10/31/14(2)	10/31/13(2)
Net asset value, beginning of
period	$15.97		$13.46		$14.24	$15.12		$15.34	$12.84
Income/(loss) from operations:(1)
Net investment income	0.17		0.42		0.43	0.38		0.63	0.34
Net realized and unrealized gain/
(loss) on investments .	0.25		2.40		(0.84)	(0.58)		(0.43)	2.70
Total gain/(loss) from operations.	0.42		2.82		(0.41)	(0.20)		0.20	3.04
Redemption fees	—		—(4)		—(4)	—		—	—
Dividends and distributions from:
Net investment income	(0.48)		(0.31)		(0.37)	(0.68)		(0.42)	(0.54)
Total dividends and distributions	(0.48)		(0.31)		(0.37)	(0.68)		(0.42)	(0.54)
Net asset value, end of period	$15.91		$15.97		$13.46	$14.24		$15.12	$15.34
Total return†	2.67%		21.39%		(2.83)%	(1.39)%		1.46%	24.59%
Ratios and supplemental data
Net assets, end of period
($ Thousands)	$503,408		$580,798		$420,277	$358,381		$446,527	$491,683
Ratio of expenses to average net
assets (including waivers and
reimbursements)	0.79	%*	0.79%		0.82%	0.88%		0.86%	0.88%
Ratio of expenses to average net
assets (excluding waivers and
reimbursements)	0.87	%*	0.85%		0.89%	0.88%		0.86%	0.88%
Ratio of net investment income
to average net assets	2.22	%*	2.91%		3.20%	2.54%		4.04%	2.48%
Portfolio turnover rate	10	%**	28	%(3)	20%	28	%(3)	21%	20%

(1) Per share calculations were performed using average shares for the period.

(2) On March 14, 2016, The International Equity Portfolio, a series of Delaware Pooled Trust (the “Predecessor Fund”) was reorganized into the Mondrian International Equity Fund. Information presented prior to March 14, 2016 is that of the Predecessor Fund. See Note 1 in Notes to Financial Statements.

(3) Excludes the value of Portfolio securities received or delivered as a result of in-kind purchases or redemptions of the Portfolio’s capital shares.

(4) Value is less than $0.01 per share.

*	Annualized.
**	Portfolio turnover is for the period indicated and has not been annualized.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total return may have been lower had the Adviser not waived its fee and/or reimbursed other expenses.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

Gallery Trust (the “Trust”), is organized as a Delaware statutory trust under an Agreement and Declaration of Trust dated August 25, 2015. The Trust is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end investment management company with one fund. The financial statements herein are those of the Mondrian International Equity Fund (the “Fund”). The Fund is classified as a diversified investment company under the 1940 Act. The investment objective of the Fund is to seek long-term total return by investing at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities. Mondrian Investment Partners Limited, a limited company organized under the laws of England and Wales in 1990, serves as the Fund’s investment adviser (“Mondrian” or the “Adviser”). The Adviser makes investment decisions for the Fund and continuously reviews, supervises and administers the investment program of the Fund, subject to the supervision of, and policies established by, the Trustees of the Trust.

The Fund operated as The International Equity Portfolio, a series of Delaware Pooled Trust (the “Predecessor Fund”), prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund (the “Reorganization”) on March 14, 2016 in a tax-free transaction. The Fund had no operations prior to the Reorganization. The Predecessor Fund was managed by Delaware Management Company, a series of Delaware Management Business Trust (the “Predecessor Adviser”), and sub-advised by Mondrian Investment Partners Limited. The Predecessor Fund had substantially similar investment objectives and strategies as those of the Fund. The financial statements and financial highlights reflect the financial information of the Predecessor Fund for periods prior to March 14, 2016.

2. Significant accounting policies

The following are significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund. The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

fair value of assets, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Valuation of investments — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities will be reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures established by the Fund’s Board of Trustees (the “Board”). The Fund’s fair value procedures are implemented through a fair value pricing committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Fund’s Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called.

The Fund uses MarkIt Fair Value (“MarkIt”) as a third party fair valuation vendor. MarkIt provides a fair value for foreign securities held by the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by MarkIt in the event that there is a movement in the U.S. market that exceeds a specific threshold that has been established by the Committee. The Committee has also established a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values the non-U.S. securities in their portfolios that exceed the applicable “confidence interval” based upon the fair values provided by MarkIt. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by MarkIt are not reliable, the Adviser contacts the Fund’s Administrator and requests that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in the corresponding currency based on the fair value prices provided by MarkIt using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level  1  — Inputs are unadjusted, quoted prices in active markets for identical assets or liabilities at the measurement date.

Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar instruments in active markets, and inputs other than quoted prices that are observable for the asset or liability.

Level 3 — Inputs are unobservable inputs for the asset or liability, and include situations where there is little, if any, market activity for the asset or liability.

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Fair value measurement classifications are summarized in the Fund’s Schedule of Investments.

For the six months ended April 30, 2018, there have been no significant changes to the Fund’s fair valuation methodology.

Federal income taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2018, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the six months ended April 30, 2018, the Fund did not incur any interest or penalties.

Security transactions, dividend and investment income — Security transactions are accounted for on trade date basis for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend, net of withholding taxes, if such information is obtained subsequent to the ex-dividend date.

Foreign currency translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations.

Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Forward Foreign Currency Contracts — The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, fund positions or anticipated fund positions. The Fund may also engage in currency transactions to enhance the Fund’s returns. All commitments are “marked-to-market” daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. There were no open forward foreign currency contracts as of April 30, 2018.

Dividends and distributions to shareholders — The Fund distributes its net investment income, and makes distributions from its net realized capital gains, if any, at least annually. All distributions are recorded on ex-dividend date.

Redemption fees — Prior to March 1, 2017, the Fund retained a redemption fee of 2.00% on redemptions of capital shares held for less than thirty days. For the six months ended April 30, 2018 and the year ended October 31, 2017, the Fund retained redemption fees of $0 and $5,891, respectively. Such fees were retained by the Fund for the benefit of the remaining shareholders and were recorded as additions to fund capital.

Expenses — Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the funds based on the number of funds and/or relative daily net assets.

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

3. Transactions with affiliates

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

A portion of the services provided by the CCO and his staff, who are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s advisors and service providers, as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian, Transfer Agent and Distribution Agreements

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the six months ended April 30, 2018, the Fund paid $287,760 for these services. Expenses incurred under the agreements are shown in the Statement of Operations as “Accounting and administration fees”.

Brown Brothers Harriman & Co., (the “Custodian”) serves as the Fund’s Custodian pursuant to a custody agreement. Atlantic Shareholder Services, LLC (the “Transfer Agent”) serves as the Fund’s Transfer Agent pursuant to a transfer agency agreement.

5. Investment Advisory Agreement

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund. The Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.70% of the Fund’s average daily net assets.

The Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding interest, taxes, brokerage commissions, acquired

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

fund fees and expenses, and non-routine expenses (collectively “excluded expenses”)) from exceeding 0.79% of the Fund’s average daily net assets until February 28, 2019 (the “Expense Limitation”). This agreement may be terminated: (i) by the Board of Trustees of the Fund for any reason at any time, or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2019.

6. Investment transactions

For the six months ended April 30, 2018, the Fund made purchases of $53,170,191 and sales of $143,381,109 in investment securities other than long-term U.S. Government and short-term securities. There were no purchases or sales of long-term U.S. Government securities.

7. In-Kind transfer of securities

There were no in-kind transactions for the six months ended April 30, 2018.

During the year ended October 31, 2017, the Fund had no in-kind redemptions. In-kind purchase transactions associated with the Fund were as follows:

	Value of
	Securities	Cash	Total
12/01/16	$62,236,951	$2,240,553	$64,477,504
01/03/17	21,671,352	471,091	22,142,443

8. Federal tax information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income/(loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income/(loss), accumulated net realized gain/(loss) or paid-in capital, as appropriate, in the period that the differences arise.

The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund. Income dividends and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for forwards, foreign currency transactions, wash sale loss deferrals, investments in REITs and investments in PFICs. Distributions during the years ended October 31, 2017 and October 31, 2016 were as follows:

	Ordinary	Long-Term
	Income	Capital Gain	Total
2017	$11,061,260	$—	$11,061,260
2016	9,309,855	—	9,309,855

As of October 31, 2017, the components of Distributable Earnings on a tax basis were as follows:

Undistributed Ordinary Income	$16,045,514
Capital loss carryforwards	(13,859,481)
Unrealized Appreciation	54,949,558
Total Distributable Earnings	$57,135,591

For Federal income tax purposes, capital losses incurred in taxable years beginning before December 22, 2010 may be carried forward for a maximum period of eight years and applied against future net capital gains. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The capital loss carryforwards are noted below:

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

                  Pre-Enactment

Total Capital Loss
Expiring 2018	Carryforwards

$13,859,481	$13,859,481

During the year ended October 31, 2017, the Fund utilized capital loss carryforwards of $19,898,918 to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held by the Fund at April 30, 2018, were as follows:

	Aggregate	Aggregate
	Gross	Gross
Federal Tax	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	Depreciation	Appreciation
$451,987,215	$63,259,135	$(17,874,174)	$45,384,961

9 Share transactions
The share transactions are shown below:
		Six-month
		period ended	Year ended
		April 30, 2018	October 31,
		(Unaudited)	2017
Shares transactions:
Institutional Class shares
Issued		1,757,368	12,536,376
Reinvestment of dividends		787,273	543,948
Redeemed		(7,255,501)	(7,936,911)
Net increase/(decrease) in shares outstanding		(4,710,860)	5,143,413

10. Risks associated with financial instruments

As with all mutual funds, a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s net asset value and ability to meet its investment objective. A more complete description of risks associated with the Fund is included in the prospectus.

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Equity risk

Since it purchases equity securities, the Fund is subject to the risk that stock prices may fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Preferred stocks risk

Preferred stocks are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Convertible securities risk

The value of a convertible security is influenced by changes in interest rates (with investment value declining as interest rates increase and increasing as interest rates decline) and the credit standing of the issuer. The price of a convertible security will also normally vary in some proportion to changes in the price of the underlying common stock because of the conversion or exercise feature.

Rights and warrants risk

Investments in rights or warrants involve the risk of loss of the purchase value of a right or warrant if the right to subscribe to additional shares is not exercised prior to the right’s or warrant’s expiration. Also, the purchase of rights and/or warrants involves the risk that the effective price paid for the right and/or warrant added to the subscription price of the underlying security may exceed the market price of the underlying security in instances such as those where there is no movement in the price of the underlying security.

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Foreign company risk

Investing in foreign companies, including direct investments and investments through depositary receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the U.S. Securities of foreign companies may not be registered with the SEC and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publically available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in depositary receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Emerging markets securities risk

The Fund’s investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

Supranational entities risk

Government members, or “stockholders,” usually make initial capital contributions to a supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings. There is no guarantee, however, that one or more stockholders of the supranational entity will continue to make any necessary additional capital contributions. If such contributions are not made, the entity may be unable to pay interest or repay principal on its debt securities, and the Fund may lose money on such investments.

Foreign currency risk

As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Fund would be adversely affected.

Derivatives risk

The Fund’s use of forward contracts and participatory notes is subject to market risk, correlation risk, credit risk, valuation risk and liquidity risk. Market risk is the risk that the market value of an investment may move up and down, sometimes rapidly and unpredictably. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly or at all with the underlying asset, rate or index. Credit risk is the risk that the counterparty to a derivative contract will default or otherwise become unable to honor a financial obligation. Valuation risk is the risk that the derivative may be difficult to value. Liquidity risk is described below. The Fund’s use of forwards is also subject to leverage risk and hedging risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on the Fund’s share price and may also cause the Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Hedging risk is the risk that derivatives instruments used for hedging purposes may also limit any potential gain that may result from the increase in value of the hedged asset. To the extent that the Fund engages in hedging strategies, there can be no assurance that such strategy will be effective or that there will be a hedge in place at any

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (continued)

given time. Each of these risks could cause the Fund to lose more than the principal amount invested in a derivative instrument.

Fixed income risk

Fixed income securities are subject to a number of risks, including credit and interest rate risks. Credit risk is the risk that the issuer or obligor will not make timely payments of principal and interest. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Interest rate risk is the risk that the value of a fixed income security will fall when interest rates rise. In general, the longer the maturity of a fixed income security, the more likely its value will decline when interest rates rise. Risks associated with rising interest rates are heightened given that interest rates in the U.S. are at, or near, historic lows.

Foreign sovereign debt securities risk

The Fund’s investments in foreign sovereign debt securities are subject to the risks that: (i) the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or interest when it becomes due, due to factors such as debt service burden, political constraints, cash flow problems and other national economic factors; (ii) governments may default on their debt securities, which may require holders of such securities to participate in debt rescheduling or additional lending to defaulting governments; and (iii) there is no bankruptcy proceeding by which defaulted sovereign debt may be collected in whole or in part.

Foreign government agencies risk

Bonds issued by government agencies, subdivisions or instrumentalities of foreign governments are generally backed only by the general creditworthiness and reputation of the entity issuing the bonds and may not be backed by the full faith and credit of the foreign government. Moreover, a foreign government that explicitly provides its full faith and credit to a particular entity may be, due to changed circumstances, unable or unwilling to provide that support. A foreign government agency’s operations and financial condition are influenced by the foreign government’s economic and other policies.

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

NOTES TO FINANCIAL STATEMENTS (concluded)

Corporate fixed income securities risk

Corporate fixed income securities respond to economic developments, especially changes in interest rates, as well as perceptions of the creditworthiness and business prospects of individual issuers.

Liquidity risk

Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to lower the price, sell other securities instead or forgo an investment opportunity, any of which could have a negative effect on Fund management or performance.

Large purchase and redemption risk

Large purchases or redemptions of the Fund’s shares may force the Fund to purchase or sell securities at times when it would not otherwise do so, and may cause the Fund’s portfolio turnover rate and transaction costs to rise, which may negatively affect the Fund’s performance and have adverse tax consequences for Fund shareholders.

11. Indemnifications

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

12. Other

At April 30, 2018, 63% of total shares outstanding were held by three record shareholders each owning 10% or greater of the aggregate total shares outstanding. Some of these shareholders were comprised of omnibus accounts that were held on behalf of various shareholders.

13. Subsequent events

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financials were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements as of April 30, 2018.

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for fund management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from November 1, 2017 to April 30, 2018.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your ending starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

DISCLOSURE OF FUND EXPENSES (concluded)

Note: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

	Beginning	Ending
	Account	Account	Annualized	Expenses
	Value	Value	Expense	Paid During
	11/1/17	4/30/18	Ratios	Period*

Actual Fund Return	$1,000.00	$1,026.70	0.79%	$3.97
Hypothetical 5% Return	$1,000.00	$1,020.88	0.79%	$3.96

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of Gallery Trust (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on December 7, 2017 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was provided to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (continued)

those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

Gallery Trust                                                                                                                                                                                                                                                                                                                                                                                                     Mondrian International Equity Fund
                                                                                                                                                                                                                                                                                                                                                                                                                              April 30, 2018 (Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (concluded)

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Gallery Trust

Mondrian International Equity Fund

Fund information
Registered office	P.O. Box 588
Portland, ME 04112
Adviser	Mondrian Investment Partners Limited
10 Gresham Street, 5th Floor
London, England EC2V 7JD
Distributor	SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456
Administrator	SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456
Legal Counsel	Morgan, Lewis & Bockius LLP
1701 Market Street
Philadelphia, PA 19103
Custodian	Brown Brothers Harriman & Co
40 Water Street
Boston, Massachusetts 02109
Transfer Agent	Atlantic Fund Services, LLC
Three Canal Plaza
Portland, ME 04101
Independent Registered	PricewaterhouseCoopers LLP
Public Accounting Firm	2001 Market Street
Philadelphia, PA 19103

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MON-SA-001-0300

Item 2.    Code of Ethics.

Not applicable for semi-annual report.

Item 3.    Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.     Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.  Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.  Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.  Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.  Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.  Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b)  Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                                                   Gallery Trust

By (Signature and Title)                                                  /s/ Michael Beattie

                                                                                       Michael Beatti

                                                                                         President

Date: July 9, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)                                                  /s/ Michael Beattie

                                                                                       Michael Beattie

                                                                                         President

Date: July 9, 2018

By (Signature and Title)                                                  /s/ Stephen Connors

                                                                                       Stephen Connors

                                                                                       Treasurer, Controller & CFO

Date: July 9, 2018